COMMITMENTS AND CONTINGENCIES (Details 2) - CNY (¥)		12 Months Ended
	Aug. 11, 2011	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Purchase commitments
License fee		¥ 4,991,524	¥ 14,850,125	¥ 15,594,990
Purchase commitments
Purchase commitments
Period covered by the purchase agreement	10 years
2016		3,456,000
2017		1,152,000
Total		4,608,000
License fee		¥ 2,282,288	¥ 2,820,414	¥ 2,897,395
Purchase commitments | Minimum
Purchase commitments
Written notice period required to terminate agreement	12 months